SUPPLEMENT DATED MAY 1, 2026
TO PROSPECTUS AND UPDATING SUMMARY PROSPECTUS DATED MAY 1, 2025
FOR REGATTA GOLD VARIABLE ANNUITY
ISSUED BY
DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F
The Regatta Gold Variable Annuity (the “Contract”) is a flexible payment deferred variable annuity contract. Delaware Life Insurance Company (the “Company”) offered the Contract to personal retirement and deferred compensation plans. The Contract is no longer available for sale.
This supplement provides certain updated information about your Contract. This supplement also provides a summary of the Contract features that have changed since the prospectus dated May 1, 2025. This may not reflect all the changes that have occurred since you entered into your Contract.
The prospectus for the Contract dated May 1, 2025, as supplemented, contains more information about the Contract including its features, benefits, and risks. If you have any questions about the Contract and wish to talk to a representative, you may call (877) 253-2323. You can find the May 1, 2025 Contract prospectus, the current prospectuses for the Funds and other information about the Contract online at https://dfinview.com/DelawareLife/TAHD/866793607?site=Annuity. You can also obtain this information at no cost at https://dfinreports.com/delawarelife, by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com.
Financial statements of Delaware Life Variable Account F (the “Variable Account”) for the year ended December 31, 2025 can be found online at https://dfinview.com/DelawareLife/TAHD/866793607?site=Annuity. You can also obtain these financial statements at no cost at https://dfinreports.com/delawarelife, by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com.
NOTE REGARDING THE AVAILABILITY OF THE COMPANY’S AUDITED FINANCIAL STATEMENTS
The financial guarantees we provide under your Contract are supported by the Company’s general account and are subject to the Company’s financial strength and claims-paying ability. Audited financial statements for the Company for the year-ended December 31, 2025 are not yet available, pending completion of the audit by the Company’s independent certified public accountant. The Company’s audited financial statements are delayed due to an ongoing review of the Company’s affiliate and related-party transactions. As of the date of this supplement, it is uncertain when the Company’s 2025 audited financial statements will become available.
The variable investment options offered under the Contract are supported by the Variable Account, not the Company’s general account. Financial statements of the Variable Account for the year-ended December 31, 2025 are available and may be obtained as instructed above.
During the delay in finalizing the Company’s 2025 audited financial statements, you may continue to make transactions under the terms of your Contract, including:
●
Making additional purchase payments into your Contract (if otherwise permitted);
●
Transferring or reallocating your Contract Value among investment options; and
●
Any other transactions permitted under your Contract.
Notice will be provided once the Company’s 2025 audited financial statements are available. Please contact us at (800) 477-6545 with any questions regarding the Company’s financial statements or your Contract.

The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you take a withdrawal or surrender, you may be subject to a withdrawal charge and income taxes, including a 10% additional federal tax if you are younger than age 59 1∕2. Any obligations (including under any Fixed Account investment options) or guarantees under the Contract are subject to the Company’s financial strength and claims-paying ability.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this supplement is accurate or complete. Any representation to the contrary is a criminal offense.

SPECIAL TERMS
The following terms as used in this supplement have the indicated meanings:
ACCOUNT or PARTICIPANT ACCOUNT:
An account established for each Participant to which Net Purchase Payments are credited.
ACCOUNT VALUE:
The Variable Account Value, if any, plus the Fixed Account Value, if any, of your Account for any Valuation Period.
ACCOUNT YEAR and ACCOUNT ANNIVERSARY:
Your first Account Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Contract (if not on the first day of the month), beginning with the Contract Date. Your Account Anniversary is the first day immediately after the end of an Account Year. Each Account Year after the first is the 12 calendar month period that begins on your Account Anniversary. If, for example, the Contract Date is in March, the first Account Year will be determined from the Contract Date but will end on the last day of March in the following year; your Account Anniversary is April 1 and all Account Years after the first will be measured from April 1.
ANNUITY COMMENCEMENT DATE:
The date on which the first annuity payment under each Contract is to be made.
CERTIFICATE:
The document for each Participant which evidences the coverage of the Participant under a Group Contract.
COMPANY (“WE”, “US”, “OUR”, “DELAWARE LIFE”):
Delaware Life Insurance Company, which is subject to state supervision. It is the depositor of the Variable Account in which the Contract participates.
FIXED ACCOUNT:
The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.
GUARANTEE PERIOD:
The period for which a Guaranteed Interest Rate is credited.
GUARANTEED INTEREST RATE:
The rate of interest we credit on a compound annual basis during any Guarantee Period.
PURCHASE PAYMENT (PAYMENT):
An amount paid to the Company as consideration for the benefits provided by a Contract.

VALUATION PERIOD:
The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.
VARIABLE ACCOUNT:
Delaware Life Variable Account F, which is a separate account of the Company registered under the Investment Company Act of 1940 and consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company and which is not chargeable with liabilities arising out of any other business of the Company.

UPDATED INFORMATION ABOUT THE CONTRACT
The information in this supplement is a summary of the Contract features that have changed since the Prospectus dated May 1, 2025. This may not reflect all the changes that have occurred since you entered into your Contract.
Audited financial statements for the Company for the year ended December 31, 2025 are not yet available. Please refer to the Cover Page for more information.
Changes Affecting the Funds
Name
On or about April 30, 2026, the MFS® International Intrinsic Value Portfolio changed its name to the MFS® International Intrinsic Equity Portfolio.
Expenses and Performance Information
The expenses and performance information have been updated and are reflected in Appendix A - Funds Available under the Contract and Fees and Expenses in this supplement.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES	Location In The Prospectus
Are There Charges for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 years following your last Purchase Payment, you will be assessed a withdrawal charge of up to 6.0% (as a percentage of Purchase Payments withdrawn), declining to 0%
over that time period. For example, if you make a withdrawal, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Fee Table – Transaction Expenses Withdrawals, Withdrawal Charges, and Market Value Adjustment
Are There Transaction Charges?
Yes. In addition to charges for early withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between investment options. Currently, we do not charge for transfers. However, we reserve the right to charge $15 per transfer. There may be fees for wire transfers or other expedited forms of payment of Contract proceeds.
Fee Table - Transaction Expenses Transfer Privilege Contract Charges

	FEES AND EXPENSES (CONT.)			Location In The Prospectus
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the investment options you have elected.
Fee Table - Transaction Expenses Contract Charges Benefits Available Under the Contract Appendix A - Funds Available Under the Contract (Located In This Supplement)
	Annual Fee	Minimum	Maximum
	Base contract:	1.40%[1]	1.40%[1]
	Investment Options (Fund fees and expenses)	0.31%[2]	1.89%[2]

[1]
As a percentage of average daily net Variable Account assets.
[2]
As a percentage of Fund net assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,588	Highest Annual Cost: $2,793
	Assumes: ●Investment of $100,000 ●5% annual appreciation ●Least expensive Fund fees and expenses ●No sales charges ●No additional Purchase Payments, transfers or withdrawals	Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive Fund fees and expenses ●No sales charges ●No additional Purchase Payments, transfers or withdrawals
	RISKS			Location In The Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract.			Principal Risks of Investing in the Contract Transfer Privilege
Is This a Short-Term Investment?
No.
●The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
●The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long-term horizon. You should not use the Contract as a short-term investment.
●Withdrawal charges may apply to withdrawals taken within 7 years after a
Purchase Payment. If you take a withdrawal, a withdrawal charge may reduce the withdrawal amount that you actually receive and the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.
●Withdrawals may be subject to taxes, including a 10% additional tax if you take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract Withdrawals, Withdrawal Charges, and Market Value Adjustment Tax Considerations

	RISKS	Location In The Prospectus
What are the Risks Associated with the Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).
●Each investment option (including any Fixed Account investment option)
will have its own unique risks.
●You should review the investment options before making an investment decision.
Principal Risks of Investing in the Contract The Variable Account
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company.
Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the
Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling (877)
253-2323 or visiting https://www.delawarelife.com/contact-us/contact-page.
Audited financial statements for the Company for the year ended
December 31, 2025 are not yet available. Please refer to the Cover Page for more information.
Principal Risks of Investing in the Contract The Variable Account The Fixed Account
	RESTRICTIONS	Location In The Prospectus
Are There Limits to the Investment Options?
Yes.
●Certain investment options may not be available under the contract.
●You are allowed to make 12 transfers between investment options per
Account Year. We reserve the right to charge $15 per transfer. At least 6 days must elapse between transfers. Your transfers between Fund options are subject to policies designed to deter frequent transfers. These transfer restrictions do not apply to transfers under the Contract’s automatic programs.
●We reserve the right to remove or substitute Funds as investment options.
The Variable Account Options: The Trusts The Fixed Account Transfer Privilege Appendix A - Funds Available Under the Contract (Located In This Supplement)
Are There Any Restrictions on Contract Benefits?	N/A. The Contract does not offer optional benefits.
	TAXES	Location In The Prospectus
What are the Contract’s Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
●There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or an individual retirement account (IRA).
●Distributions from your Contract that are includible in income are taxed at ordinary income rates. You may be subject to a 10% additional tax if you take a withdrawal before age 59 1∕2.
Tax Considerations

	CONFLICTS OF INTEREST	Location In The Prospectus
How is my Investment Professional Compensated?
Your investment professional may receive compensation for selling the
Contract to you, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Contract to you over another investment for which the investment professional is not compensated or compensated less.
Distribution of the Contract
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

APPENDIX A - FUNDS
AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/DelawareLife/TAHD/866793607?site=Annuity. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Blended Research® Core Equity Portfolio Initial Class	Massachusetts Financial Services Company	0.30%[1]	16.10%	15.30%	13.88%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Core Equity Portfolio Initial Class	Massachusetts Financial Services Company	0.78%[1]	12.50%	11.52%	13.81%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Corporate Bond Portfolio Initial Class	Massachusetts Financial Services Company	0.63%[1]	7.56%	-0.06%	3.32%
Equity - Global Emerging Markets	MFS® Variable Insurance Trust II MFS® Emerging Markets Equity Portfolio Initial Class	Massachusetts Financial Services Company	1.23%[1]	33.65%	4.37%	7.92%
Fixed Income - Global	MFS® Variable Insurance Trust II MFS® Global Governments Portfolio Initial Class	Massachusetts Financial Services Company	0.70%[1]	6.54%	-4.43%	-0.07%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Growth Portfolio Initial Class	Massachusetts Financial Services Company	0.88%[1]	7.68%	6.77%	11.76%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Research Portfolio Initial Class	Massachusetts Financial Services Company	0.85%[1]	16.36%	9.30%	11.21%
Allocation - Cautious	MFS® Variable Insurance Trust II MFS® Global Tactical Allocation Portfolio Initial Class	Massachusetts Financial Services Company	0.78%[1]	15.48%	4.86%	5.67%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Government Securities Portfolio Initial Class	Massachusetts Financial Services Company	0.56%[1]	6.99%	-0.68%	1.29%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust MFS® Growth Series Initial Class	Massachusetts Financial Services Company	0.73%[1]	12.19%	11.10%	15.60%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® High Yield Portfolio Initial Class	Massachusetts Financial Services Company	0.72%[1]	8.65%	3.87%	5.56%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Income Portfolio Initial Class	Massachusetts Financial Services Company	0.67%[1]	7.33%	0.66%	3.58%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Growth Portfolio Initial Class	Massachusetts Financial Services Company	0.88%[1]	21.12%	7.07%	9.88%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio[2] Initial Class	Massachusetts Financial Services Company	0.89%[1]	33.26%	7.28%	9.95%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio Initial Class	Massachusetts Financial Services Company	0.72%[1]	9.90%	10.02%	14.27%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Initial Class	Massachusetts Financial Services Company	0.81%[1]	3.66%	3.26%	11.60%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Initial Class	Massachusetts Financial Services Company	0.87%[1]	12.96%	-0.28%	10.74%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Research International Portfolio Initial Class	Massachusetts Financial Services Company	0.90%[1]	22.05%	5.51%	7.54%
Equity - Technology Sector	MFS® Variable Insurance Trust II MFS® Technology Portfolio Initial Class	Massachusetts Financial Services Company	0.82%[1]	16.57%	12.45%	18.64%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Initial Class	Massachusetts Financial Services Company	0.61%[1]	11.16%	6.42%	7.63%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio Initial Class[3]	Massachusetts Financial Services Company	0.45%[1]	3.85%	2.87%	1.77%
Equity - Utilities Sector	MFS® Variable Insurance Trust MFS® Utilities Series Initial Class	Massachusetts Financial Services Company	0.78%[1]	15.01%	7.64%	9.49%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Initial Class	Massachusetts Financial Services Company	0.69%[1]	13.01%	9.95%	10.05%

1
The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
2
Prior to April 30, 2026, the name of this fund was MFS® International Intrinsic Value Portfolio.
3
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.

APPENDIX A - FIXED OPTIONS AVAILABLE UNDER THE CONTRACT
The following is the list of the Fixed Account options currently available under the Contract. We may change the features of the Fixed Account options listed below, offer new Fixed Account options, and cease offering an existing Fixed Account option. We will provide you with written notice before doing so. See “THE FIXED ACCOUNT” and “BENEFITS AVAILABLE UNDER THE CONTRACT – Dollar-Cost Averaging Program”, “THE ACCUMULATION PHASE”, “Other Programs”, “Dollar-Cost Averaging” in the prospectus.
Name	Term	Minimum Guaranteed Interest Rate
Guarantee Period	One (1) Year	3% (4% if Contract purchased before November 1, 1994)
Dollar-Cost Averaging	6 Months and 12 Months	3% (4% if Contract purchased before November 1, 1994)

The prospectus and statement of additional information (SAI) dated May 1, 2025, as supplemented, include additional information. The prospectus and SAI are available, without charge, upon request at https://dfinreports.com/DelawareLife. You can request the prospectus and SAI, or other information at no cost by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com. You can also access other information about the Contract online at https://dfinview.com/DelawareLife/TAHD/866793607?site=Annuity.
Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No.: C000021933